Expense Example - MyDestination 2035 Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 51
3 Years	160
5 Years	280
10 Years	628
Investor
Expense Example:
1 Year	77
3 Years	240
5 Years	417
10 Years	$ 930